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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:

      RiverSource California Tax-Exempt Trust
      200 Ameriprise Financial
      Minneapolis, MN 55474

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes): [X]

3.    Investment Company Act File Number: 811-4646

      Securities Act File Number: 33-5103

4(a). Last day of fiscal year for which this Form is filed: August 31, 2008

4(b). Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:
      [ ]

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                            $   72,191,142.04
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      (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:     $   62,341,612.88

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                                $   83,621,042.01

      (iv)   Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                   $  145,962,654.89

      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                           $            0.00

      (vi)   Redemption credits available for use in
             future years if item 5(i) is less than
             Item 5 (iv) [subtract Item 5(iv) from
             Item 5(i)]:                               -$   73,771,512.85

      (vii)  Multiplier for determining registration
             fee (see Instruction C.9):                         0.0000393

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                               $            0.00

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:___. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___.

7.    Interest Due - if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):         $            0.00

8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii) plus
      line 7]:                                          $            0.00
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      Method of Delivery:


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                             [ ] Wire Transfer
                             [ ] Mail or other means

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ Jeffrey P. Fox
                                -----------------------------------------
                                Jeffrey P. Fox
                                Treasurer and Principal Financial Officer

      Date November 20, 2008

* Please print the name and the title of the signing officer below the signature.


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